LEASES (Tables)	6 Months Ended
Jun. 30, 2024
Leases
SCHEDULE OF BALANCE SHEET CLASSIFICATION

Supplemental balance sheet information related to leases was as follows:

		June 30,	December 31,
	Balance Sheet	2024	2023
	Classification	(in thousands)
Assets
Operating leases	Right-of-use assets	$3,270	$3,377
Finance leases	Right-of-use assets	9,745	10,008
Total assets		$13,015	$13,385

Liabilities Current liabilities
Operating leases	Current portion of long-term debt	$627	$625
Finance leases	Current portion of long-term debt	773	1,009
Total current liabilities		1,400	1,634
Noncurrent liabilities
Operating leases	Long-term debt	2,087	2,191
Finance leases	Long-term debt	377	642
Total noncurrent liabilities		2,464	2,833
Total liabilities		$3,864	$4,467

SCHEDULE OF WEIGHTED AVERAGE DISCOUNT RATES OF LEASES	The weighted-average discount rates for the Company’s leases were as follows:
	June 30,	December 31,
	2024	2023
Operating leases	5.0%	5.0%
Finance leases	6.6%	7.0%

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM	The weighted-average remaining lease term of the Company’s leases were as follows:
	June 30, 2024	December 31, 2023
Operating leases	6.6 years	6.5 years
Finance leases	0.9 years	1.4 years

SCHEDULE OF LEASE EXPENSE
	June 30,
	2024	2023
	(in thousands)
Operating lease cost	$328	$246
Finance lease cost:
Amortization of right-of-use assets	279	242
Interest on lease liabilities	50	36
Total lease cost	$657	$524

SCHEDULE OF FUTURE OF LEASE LIABILITIES

As of June 30, 2024, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
Remainder of 2024	$400	$506
2025	665	497
2026	625	98
2027	591	68
2028	179	26
Thereafter	1,123	-
Total lease payments	3,583	1,195
Less: Interest	(869)	(45)
Present value of lease liabilities	$2,714	$1,150

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases for the six months ended June 30, 2024 and 2023 were as follows:

	June 30,
	2024	2023
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$328	$246
Operating cash flows for finance leases	$279	$242
Financing cash flows for finance leases	$50	$36